Consolidated Balance Sheets (Parenthetical) - $ / shares	Aug. 05, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable preferred stock, par value		$ 0.0001		$ 0.0001
Redeemable preferred stock, issued		12,500,000		12,500,000
Redeemable preferred stock, outstanding		12,500,000		12,500,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized		110,000,000		110,000,000
Common stock, outstanding		3,187,500		3,187,500
Wag Labs, Inc.
Redeemable preferred stock, authorized		29,295,386		24,545,386			24,545,386
Redeemable preferred stock, issued		25,645,386		24,545,386			24,545,386
Redeemable preferred stock, outstanding		25,645,386	25,645,386	24,545,386	24,545,386	24,545,386	24,545,386	24,545,386
Common stock, par value		$ 0.0001		$ 0.0001			$ 0.0001
Common stock, authorized		77,808,512		43,763,126			43,763,126
Common stock, outstanding		6,317,897		6,297,398			5,629,095
Wag Labs, Inc. | Series Seed redeemable preferred stock
Redeemable preferred stock, par value		$ 0.0001		$ 0.0001			$ 0.0001
Redeemable preferred stock, authorized		4,502,881		4,502,881			4,502,881
Redeemable preferred stock, issued		4,502,881		4,502,881			4,502,881
Redeemable preferred stock, outstanding		4,502,881		4,502,881			4,502,881
Wag Labs, Inc. | Series A redeemable preferred stock
Redeemable preferred stock, par value		$ 0.0001		$ 0.0001			$ 0.0001
Redeemable preferred stock, authorized		6,072,815		6,072,815			6,072,815
Redeemable preferred stock, issued		6,072,815		6,072,815			6,072,815
Redeemable preferred stock, outstanding		6,072,815		6,072,815			6,072,815
Wag Labs, Inc. | Series B redeemable preferred stock
Redeemable preferred stock, par value		$ 0.0001		$ 0.0001			$ 0.0001
Redeemable preferred stock, authorized		6,694,033		6,694,033			6,694,033
Redeemable preferred stock, issued		6,694,033		6,694,033			6,694,033
Redeemable preferred stock, outstanding		6,694,033		6,694,033			6,694,033
Wag Labs, Inc. | Series C redeemable preferred stock
Redeemable preferred stock, par value		$ 0.0001		$ 0.0001			$ 0.0001
Redeemable preferred stock, authorized		7,275,657		7,275,657			7,275,657
Redeemable preferred stock, issued		7,275,657		7,275,657			7,275,657
Redeemable preferred stock, outstanding		7,275,657		7,275,657			7,275,657